FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Financial Assets and Liabilities Measured at value (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale financial securities	$ 12,039	$ 93,773	$ 59,348
Other financial assets			59,348
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale financial securities		$ 93,773
Other financial assets			$ 59,348